Subsequent Events	12 Months Ended
Mar. 31, 2026
Subsequent Events [Abstract]
Subsequent events
27.	Subsequent events

At the Annual General Meeting of Shareholders held on May 6, 2026, the Company’s shareholders approved a special resolution to reconfigure and restructure the Company’s authorized share capital. In connection with such approval, the Company adopted its Fifteenth Amended and Restated Memorandum and Articles of Association (the “M&AA”) to effect a capital reduction and share sub-division.

Pursuant to the capital reduction, the par value of each authorized and issued share was reduced from US$0.16 per share to US$0.0000001 per share by cancelling paid-up capital to the extent of US$0.1599999 on each issued share. Immediately following the capital reduction, each authorized but unissued share was subdivided into 1,600,000 shares with a par value of US$0.0000001 each.

Following the restructuring, the Company’s authorized share capital became divided into 20,000,000,000 shares with a par value of US$0.0000001 each, comprising (i) 15,000,000,000 Class A ordinary shares, (ii) 1,000,000,000 Class B ordinary shares, (iii) 1,000,000,000 Class C Ordinary Shares, and (iv) 3,000,000,000 shares of such class or classes as the Company’s board of directors may determine in accordance with the M&AA.